BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net of discounts	$ 0	$ 0	$ 0	$ 7,195	$ 7,195	$ 1,603
Cost of goods sold	0	0	0	7,313	7,313	995
Gross profit (loss)	0	0	0	(118)	(118)	608
Selling, general and administrative	111,446	3,224,679	402,762	3,911,339	4,116,657	1,555,580
Write-off of notes receivable and investments			0	21,500	21,500	65,000
Operating loss	(111,446)	(3,246,179)	(402,762)	(3,932,957)	(4,138,275)	(1,619,972)
Interest expense			(442,488)	(406,746)	(491,385)	(153,520)
Gain on debt extinguishment					37,461	0
Change in fair value of derivative liabilities					77,228	192,759
Gain on debt extinguishment	$ (3,373)	$ 102,579	43,673	102,579	37,461	0
Segment Net loss			(802,966)	(4,195,265)	$ (4,514,971)	$ (1,580,733)
Initial derivative expense			(142,726)	0
Change in fair value of derivative liabilities			141,337	41,859
Segment net loss			$ (802,966)	$ (4,195,265)